Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
Note 4 - Inventories

	December 31,
	2012	2011
	U.S. Dollars
Components	12,313	13,323
Systems partially completed	6,658	6,654
Completed systems, including systems at customer
locations not yet sold	6,454	6,332

	25,425	26,309

Inventories are presented in:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Current assets	18,335	24,355
Long-term assets	7,090	1,954

	25,425	26,309

Long-term Inventory:

At December 31, 2012, $7,090 of the Company's inventory is in excess of requirements for the year 2013 based on Management's estimate and the recent level of sales (at December 31, 2011- $1,954). A portion of this long-term inventory is comprised of spare parts. The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

The remaining portion of long-term inventory consists of DMD and SELA components and systems which in Management's estimation will not be sold in the current period. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

As of December 31, 2012, based on the Company's assessment of the weak market for SELA products, an obsolescence provision was made in the amount of $1,420 against a portion of the SELA inventory, related to older product lines. The provision is recorded in the costs of products sold line item in the consolidated statement of operations. This provision creates a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.